SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
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SUPPLEMENTAL CASH FLOW INFORMATION
11.	SUPPLEMENTAL CASH FLOW INFORMATION
The Company did not have any cash equivalents as at December 31, 2021 and December 31, 2020.

a)	Schedule of non-cash investing and financing activities:

	Year ended December 31
	2021	2020

Capitalized share-based payments	$5,257	$1,516
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	5,681	5,264
Interest expense included in accounts payable and accrued liabilities	79	788
Share consideration on sale of properties (Note 5)	3,544	—